Accounts receivable - Net: (Details Textual) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current trade receivables related to airport use fees	$ 600,518	$ 525,379
Trade receivables [member] | Financial assets past due but not impaired [member]
Current trade receivables	$ 275,490	$ 192,805